Other income	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Other income

13 – Other income

In millions		Year ended December 31,	2011	2010	2009

Gain on disposals of properties	(1)		$ 348	157	226
Gain on disposal of land			30	20	12
Investment income			3	5	7
Other			20	30	22
Total other income			$ 401	$ 212	$ 267
(1)	2011 includes $60 million and $288 million for the disposal of substantially all of the assets of ICRMT and of a segment of the Company's Kingston subdivision known as the Lakeshore East, respectively, 2010 includes $152 million for the sale of a portion of the property known as the Oakville subdivision and 2009 includes $69 million and $157 million for the sales of the Lower Newmarket and Weston subdivisions, respectively. See Note 5 - Properties.